Expense Example, No Redemption	Sep. 30, 2026 USD ($)
SanJac Alpha Low Duration ETF | SanJac Alpha Low Duration ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	113
Expense Example, No Redemption, 5 Years	197
Expense Example, No Redemption, 10 Years	443
SanJac Alpha Core Plus Bond ETF | SanJac Alpha Core Plus Bond ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810